S000089990 [Member] Investment Objectives and Goals - Russell Investments U.S. Small Cap Equity ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Russell Investments U.S. Small Cap Equity ETF (Formerly, U.S. Small Cap Equity Active ETF)
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth.